Significant Accounting Policies (Details) - Schedule of property and equipment, net	12 Months Ended
Dec. 31, 2021
Computers and peripheral equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment, net [Line Items]
Estimated useful lives	3
Computers and peripheral equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment, net [Line Items]
Estimated useful lives	5
Office furniture and equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment, net [Line Items]
Estimated useful lives	7
Office furniture and equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment, net [Line Items]
Estimated useful lives	15 (mainly 7)
Motor vehicles [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment, net [Line Items]
Estimated useful lives	7
Software [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment, net [Line Items]
Estimated useful lives	3
Software [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment, net [Line Items]
Estimated useful lives	5 (mainly 5)